                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended June 30, 2005

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
----------------------------------------------------

Name: Endeavour Capital Advisors, Inc. (1)

Address: 289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number:  28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name: Glenn M. Hofsess

Title:   Chief Financial Officer

Phone: 203-618-0101

Signature, Place, and Date of Signing:

/s/ Glenn M. Hofsess       Greenwich, CT     8/15/05
---------------------
       (Name)             (City, State)      (Date)

Report Type (Check only one.):
------------------------------

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    56 Items

Form 13F Information Table Value Total:    $494,221     (thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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

                                                              TOTAL                                                       VOTING
                                                               FMV        TOTAL                  INVESTMENT    OTHER    AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS       CUSIP  (X $1,000)    SHARES        SH/PRN   DISCRETION   MANAGERS     SOLE
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE CAP MGMT HLDG LP       UNIT LTD PARTN   01855A101      4,440      95,000       SH        SOLE        NONE         95,000
----------------------------------------------------------------------------------------------------------------------------------
ACE LTD                              ORD         G0070K103      7,041     157,000       SH        SOLE        NONE        157,000
----------------------------------------------------------------------------------------------------------------------------------
ASTORIA FINL CORP                    COM         046265104      4,851     170,400       SH        SOLE        NONE        170,400
----------------------------------------------------------------------------------------------------------------------------------
ASSURANT INC                         COM         04621X108     15,927     441,200       SH        SOLE        NONE        441,200
----------------------------------------------------------------------------------------------------------------------------------
AXIS CAPITAL HOLDINGS                SHS         G0692U109     10,813     382,100       SH        SOLE        NONE        382,100
----------------------------------------------------------------------------------------------------------------------------------
BANK NEW YORK INC                    COM         64057102       9,428     327,600       SH        SOLE        NONE        327,600
----------------------------------------------------------------------------------------------------------------------------------
BEAR STEARNS COS INC                 COM         73902108      10,446     100,500       SH        SOLE        NONE        100,500
----------------------------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP                  COM         704549104      3,586      68,900       SH        SOLE        NONE         68,900
----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                        COM         172967101     45,227     978,300       SH        SOLE        NONE        978,300
----------------------------------------------------------------------------------------------------------------------------------
COMMERCE BANCORP INC NJ              COM         200519106     20,426     673,900       SH        SOLE        NONE        673,900
----------------------------------------------------------------------------------------------------------------------------------
SEACOR HOLDINGS INC                  COM         811904101      3,832      59,600       SH        SOLE        NONE         59,600
----------------------------------------------------------------------------------------------------------------------------------
CLEVELAND CLIFFS INC                 COM         185896107        433       7,500       SH        SOLE        NONE          7,500
----------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                        COM NEW       208464883     30,371   1,391,900       SH        SOLE        NONE      1,391,900
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP                COM         14040H105     17,362     217,000       SH        SOLE        NONE        217,000
----------------------------------------------------------------------------------------------------------------------------------
ECC CAPITAL CORP                     COM         26826M108      4,182     627,900       SH        SOLE        NONE        627,900
----------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC                       COM         26874Q100        815      22,800       SH        SOLE        NONE         22,800
----------------------------------------------------------------------------------------------------------------------------------
E TRADE FINANCIAL CORP               COM         269246104     11,710     837,000       SH        SOLE        NONE        837,000
----------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD BANCORP                  COM         316773100     22,438     545,000       SH        SOLE        NONE        545,000
----------------------------------------------------------------------------------------------------------------------------------
FPIC INS GROUP INC                   COM         302563101        733      25,000       SH        SOLE        NONE         25,000
----------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE           COM         313400301      7,828     120,000       SH        SOLE        NONE        120,000
----------------------------------------------------------------------------------------------------------------------------------
GLOBALSANTAFE CORP                   COM         G3930E101      1,371      33,600       SH        SOLE        NONE         33,600
----------------------------------------------------------------------------------------------------------------------------------
IPSCO INC                            COM         462622101      2,268      51,900       SH        SOLE        NONE         51,900
----------------------------------------------------------------------------------------------------------------------------------
J P MORGAN CHASE & CO                COM         46625H100     55,159   1,561,700       SH        SOLE        NONE      1,561,700
----------------------------------------------------------------------------------------------------------------------------------
MBNA CORP                            COM         55262L100     15,861     606,300       SH        SOLE        NONE        606,300
----------------------------------------------------------------------------------------------------------------------------------
LYONDELL PETROCHEMICAL  CO           COM         552078107      1,247      47,200       SH        SOLE        NONE         47,200
----------------------------------------------------------------------------------------------------------------------------------
MASSEY ENERGY CORP                   COM         576206106        962      25,500       SH        SOLE        NONE         25,500
----------------------------------------------------------------------------------------------------------------------------------
MELLON BANK CORP                     COM         58551A108      3,730     130,000       SH        SOLE        NONE        130,000
----------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO INC               COM         590188108     20,519     373,000       SH        SOLE        NONE        373,000
----------------------------------------------------------------------------------------------------------------------------------
MOSAIC CO                            COM         61945A107      1,634     105,000       SH        SOLE        NONE        105,000
----------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY                     COM NEW       617446448     11,806     225,000       SH        SOLE        NONE        225,000
----------------------------------------------------------------------------------------------------------------------------------
NATIONAL ATLANTIC HLDGS CORP         COM         63253Y107      5,674     490,000       SH        SOLE        NONE        490,000
----------------------------------------------------------------------------------------------------------------------------------
NASDAQ STOCK MARKET INC              COM         631103108      3,489     185,000       SH        SOLE        NONE        185,000
----------------------------------------------------------------------------------------------------------------------------------
NEW CENTURY FINANCIAL CORP M         COM         6435EV108      5,402     105,000       SH        SOLE        NONE        105,000
----------------------------------------------------------------------------------------------------------------------------------
NOVASTAR FINL INC                    COM         669947400      9,192     234,800       SH        SOLE        NONE        234,800
----------------------------------------------------------------------------------------------------------------------------------
NS GROUP INC                         COM         628916108      2,360      72,594       SH        SOLE        NONE         72,594
----------------------------------------------------------------------------------------------------------------------------------
NEWS CORP                            COM         65248E104        809      50,000       SH        SOLE        NONE         50,000
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CMNTY BANKCORP INC          COM         649445103     12,298     678,692       SH        SOLE        NONE        678,692
----------------------------------------------------------------------------------------------------------------------------------
PHELPS DODGE CORP                    COM         717265102      1,998      21,600       SH        SOLE        NONE         21,600
----------------------------------------------------------------------------------------------------------------------------------
PETROLEUM GEO SVCS ASA NEW      SPONSORED ADR    716599105        720      30,400       SH        SOLE        NONE         30,400
----------------------------------------------------------------------------------------------------------------------------------
PHH CORP                           COM NEW       693320202        116       4,500       SH        SOLE        NONE          4,500
----------------------------------------------------------------------------------------------------------------------------------
POSCO                           SPONSORED ADR    693483109      2,607      59,300       SH        SOLE        NONE         59,300
----------------------------------------------------------------------------------------------------------------------------------
PHOENIX COMPANIES INC                COM         71902E109      9,683     813,700       SH        SOLE        NONE        813,700
----------------------------------------------------------------------------------------------------------------------------------
PROASSURANCE CORP                    COM         74267C106      3,395      81,300       SH        SOLE        NONE         81,300
----------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR    204412209      1,525      52,100       SH        SOLE        NONE         52,100
----------------------------------------------------------------------------------------------------------------------------------
SIGNATURE BK NEW YORK NY             COM         82669G104      8,606     352,700       SH        SOLE        NONE        352,700
----------------------------------------------------------------------------------------------------------------------------------
ST PAUL TRAVELERS INC                COM         792860108     18,544     469,100       SH        SOLE        NONE        469,100
----------------------------------------------------------------------------------------------------------------------------------
SUNTRUST BKS INC                     COM         867914103     11,075     153,308       SH        SOLE        NONE        153,308
----------------------------------------------------------------------------------------------------------------------------------
STATE STR CORP                       COM         857477103      3,619      75,000       SH        SOLE        NONE         75,000
----------------------------------------------------------------------------------------------------------------------------------
TENET HEALTHCARE CORP                COM         88033G100      1,248     102,000       SH        SOLE        NONE        102,000
----------------------------------------------------------------------------------------------------------------------------------
TEEKAY SHIPPING MARSHALL ISL         COM         Y8564W103      3,991      90,900       SH        SOLE        NONE         90,900
----------------------------------------------------------------------------------------------------------------------------------
TRADESTATION GROUP INC               COM         89267P105      5,705     664,900       SH        SOLE        NONE        664,900
----------------------------------------------------------------------------------------------------------------------------------
USB HOLDING CO INC                   COM         902910108      3,439     146,963       SH        SOLE        NONE        146,963
----------------------------------------------------------------------------------------------------------------------------------
UCBH HLDG INC                        COM         90262T308      5,921     364,600       SH        SOLE        NONE        364,600
----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC                   COM         939322103     24,678     606,500       SH        SOLE        NONE        606,500
----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON POST CO                   CL B        939640108        835       1,000       SH        SOLE        NONE          1,000
----------------------------------------------------------------------------------------------------------------------------------
UNITED STATES STS CORP NEW           COM         912909108        846      24,600       SH        SOLE        NONE         24,600
----------------------------------------------------------------------------------------------------------------------------------

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